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                         SUPPLEMENT DATED AUGUST 1, 2005
                                       TO
                         PROSPECTUSES DATED MAY 2, 2005


This supplement is intended for distribution with the prospectus dated May 2, 2005 for variable annuity contracts issued by John Hancock Life Insurance Company and by John Hancock Variable Life Insurance Company as applicable. The prospectuses involved bear the title "Patriot Variable Annuity," "Accommodator Variable Annuity," "Accommodator 2000 Variable Annuity," "Independence Variable Annuity," "Independence 2000 Variable Annuity," "Independence Preferred Variable Annuity," "Revolution Value Variable Annuity," "Revolution Value II Variable Annuity," "Revolution Access Variable Annuity," "Revolution Extra Variable Annuity," or "Wealthbuilder Variable Annuity." We refer to these prospectuses as the "Product Prospectuses."


                          CHANGES TO PORTFOLIO MANAGERS

WE REVISE INFORMATION IN THE PRODUCT PROSPECTUSES IN CONNECTION WITH THE MANAGED VARIABLE INVESTMENT OPTION:

Effective as of the close of business on July 29, 2005, portfolio managers and management fees of the underlying MANAGED TRUST changed.

We revise information concerning the Managed Trust in the Fee Tables section of the Product Prospectuses to state:

--------------------------------------------------------------------------------
                                                                         TOTAL
                                           MANAGEMENT       OTHER        ANNUAL
PORTFOLIO                                     FEES         EXPENSES     EXPENSES
--------------------------------------------------------------------------------
JOHN HANCOCK TRUST - NAV SHARES
Managed Trust *                               0.69%         0.04%         0.73%
--------------------------------------------------------------------------------
* Management Fees shown are based on current fees.

We revise the description of the Portfolio Manager for the Managed Trust shown in the "Information about the Funds." section of the Product Prospectuses to read as follows:

--------------------------------------------------------------------------------

PORTFOLIO        PORTFOLIO MANAGER                INVESTMENT DESCRIPTION
--------------------------------------------------------------------------------
MANAGED TRUST    Grantham, Mayo, Van Otterloo     seeks income and long-term
                 & Co. LLC (effective as of the   capital appreciation by
                 close of business on July 29,    investing primarily in a
                 2005)                            diversified mix of: (a) common
                                                  stocks of large and mid sized
                 Declaration Management &         U.S. companies, and (b) bonds
                 Research LLC                     with an overall intermediate
                                                  term average maturity.
--------------------------------------------------------------------------------

You should disregard information in the Product Prospectuses that lists Capital Guardian Trust Company and Independence Investment LLC. as the portfolio managers of the International Stock Trust.

YOU CAN OBTAIN A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH FUND AVAILABLE UNDER THE CONTRACTS BY CONTACTING OUR ANNUITY SERVICE OFFICE AT THE FOLLOWING ADDRESS:

                             ANNUITY SERVICE OFFICE
                               601Congress Street
                              Boston, MA 02210-2805

YOU SHOULD READ THE FUND PROSPECTUS CAREFULLY BEFORE INVESTING IN THE CORRESPONDING VARIABLE INVESTMENT OPTION.




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